Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Research and development tax credit	€ 2,792	€ 3,610
Grant income	1,951	1,822
Gain/(loss) on disposal of fixed assets and intangible assets, net	(230)	48
Gain/(loss) from revaluation of lease agreements	0	723
Taxes, duties, fees, charges, other than income tax	(215)	(171)
Miscellaneous income/(expenses), net	258	324
OTHER INCOME AND EXPENSES, NET	€ 4,555	€ 6,357